Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of information about the Company's segments as well as reconciliations to consolidated financial statement amounts
The following tables present information about the Company’s segments, as well as reconciliations to the consolidated financial statement amounts.

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Real Estate	Other	Eliminations	Segment to GAAP Adjustment	Consolidated Total

At or for the Year Ended December 31, 2015
Interest income	$1,482	$463	$68	$8	$—	$(91)	$1,930
Interest expense	242	87	212	56	(5)	123	715
Provision for finance receivable losses	351	68	(2)	1	—	298	716
Net interest income (loss) after provision for finance receivable losses	889	308	(142)	(49)	5	(512)	499
Other revenues	276	58	3	—	(57)	(18)	262
Acquisition-related transaction and integration expenses	16	1	1	47	—	(3)	62
Other expenses	804	111	33	15	(52)	14	925
Income (loss) before provision for (benefit from) income taxes	345	254	(173)	(111)	—	(541)	(226)
Income before provision for income taxes attributable to non-controlling interests	—	127	—	—	—	—	127
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.	$345	$127	$(173)	$(111)	$—	$(541)	$(353)

Assets *	$16,023	$1,789	$711	$362	$—	$2,305	$21,190

*	Includes $11.2 billion of OneMain assets, which are reported in Consumer and Insurance.

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Real Estate	Other	Eliminations	Segment to GAAP Adjustment	Consolidated Total

At or for the Year Ended December 31, 2014
Interest income	$916	$545	$406	$17	$—	$89	$1,973
Interest expense	164	82	353	8	(5)	132	734
Provision for finance receivable losses	202	105	128	7	—	(19)	423
Net interest income (loss) after provision for finance receivable losses	550	358	(75)	2	5	(24)	816
Other revenues	215	36	154	1	(71)	411	746
Other expenses	537	123	93	11	(66)	3	701
Income (loss) before provision for (benefit from) income taxes	228	271	(14)	(8)	—	384	861
Income before provision for income taxes attributable to non-controlling interests	—	126	—	—	—	—	126
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.	$228	$145	$(14)	$(8)	$—	$384	$735

Assets *	$4,165	$2,546	$4,116	$441	$(363)	$24	$10,929

At or for the Year Ended December 31, 2013
Interest income	$722	$486	$698	$45	$—	$190	$2,141
Interest expense	149	72	546	15	—	138	920
Provision for finance receivable losses	117	61	255	—	—	2	435
Net interest income after provision for finance receivable losses	456	353	(103)	30	—	50	786
Other revenues	197	36	7	(2)	(31)	(54)	153
Other expenses	452	97	83	178	(31)	3	782
Income (loss) before provision for (benefit from) income taxes	201	292	(179)	(150)	—	(7)	157
Income before provision for income taxes attributable to non-controlling interests	—	149	—	—	—	—	149
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.	$201	$143	$(179)	$(150)	$—	$(7)	$8

Assets *	$3,938	$2,770	$8,623	$520	$—	$(515)	$15,336

*	Assets reflect the following:

•
As a result of our early adoption of ASU 2015-03, we reclassified debt issuance costs of $29 million and $55 million as of December 31, 2014 and 2013, respectively, from other assets to long-term debt.

•
In connection with our policy integration with OneMain, we report unearned insurance premium and claim reserves related to finance receivables (previously reported in insurance claims and policyholder liabilities) as a contra-asset to net finance receivables, which totaled $217 million and $172 million at December 31, 2014 and 2013, respectively.

•	See Note 3 for further information on the correction of the total asset segment disclosure error.